COLUMBIA TAX-EXEMPT FUND

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 27, 2006



     The information regarding Kimberly A. Campbell in the chart following the heading "Other Accounts Managed by Portfolio Managers" under the section "Portfolio Managers" is revised in its entirety as follows:

------------------------------ ------------------------------ ------------------------------- -------------------------------
                                   Other SEC-registered
                               open-end and closed-end funds     Other pooled investment
     Portfolio Managers                                                  vehicles                     Other accounts
------------------------------ ------------------------------ ------------------------------- -------------------------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
                                 Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Kimberly A. Campbell                 3         $650 million         0               $0              12        $780 thousand
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------

INT-50/111929-0706                                             July 11, 2006